Financial Instruments - Additional Information - Derivative Financial Instruments (Detail) £ in Millions, $ in Millions				12 Months Ended
	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Nov. 30, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Gains and (losses) related to recognition of changes in fair values of the derivative instruments				$ (5.0)		$ (6.0)		$ (17.0)
Mexican Peso Floating Rates [member]
Disclosure of detailed information about financial instruments [line items]
Payments on Contract				3.0
Currency swap contract [member] | Euro denominated [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount						750.0
Net foreign exchange loss | £							£ 1
Net foreign exchange gain				70.0	£ 8	10.0
Debt Instrument Settlement Gains				80.0
Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount				$ 500.0		250.0
Financial Income And Other Items [Member] | CEMEX SAB De CV April 2024 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value								3.0
Financial Income And Other Items [Member] | Foreign Exchange Options [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative contracts maturity date				September 2024	September 2024
Changes in the fair value of these instruments				$ 13.0		5.0
Financial Income And Other Items [Member] | Foreign Exchange Options [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative contracts maturity date				December 2024	December 2024
Fuel Price Forward Contracts [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount				$ 136.0		145.0
Financial liabilities at estimated fair value				8.0		30.0
Gain (loss) due to changes in estimated fair value				25.0		22.0		7.0
Fuel Price Forward Contracts [member] | Operating Expense [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax				88.0		36.0		24.0
Net Investment Hedges [member] | Forward Contract [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount				738.0		761.0
Net foreign exchange gain (loss)				(96.0)				53.0
Net foreign exchange loss						4.0
Net Investment Hedges [member] | Capped Forwards With Option Contracts [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount				98.0
Net foreign exchange loss				$ 2.0
Net Investment Hedges [member] | Top of range [member] | Forward Contract [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
BorrowingsMaturityPeriod				18 months	18 months
Net Investment Hedges [member] | Bottom of range [member] | Forward Contract [Member] | Peso Denominated Value [Member]
Disclosure of detailed information about financial instruments [line items]
BorrowingsMaturityPeriod				1 month	1 month
Interest Rate Swap Contract [Member] | Finance Expense [Member] | Peso Floating Rates [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax				$ 7.0		0.3		0.1
Interest Rate Swap Contract [Member] | Cemex [Member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Payments on Contract			$ 14.0
Interest Rate Swap Contract [Member] | Top of range [member] | Cemex [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			3.05%
Interest Rate Swap Contract [Member] | Bottom of range [member] | Cemex [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			2.56%
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount						750.0
Financial assets at fair value through profit or loss									$ 5.0
Financial liabilities at estimated fair value						30.0
Gain (loss) due to changes in estimated fair value				69.0		23.0		9.0
Financial assets at fair value through profit or loss, mandatorily measured at fair value				39.0
Interest Rate Swap Contract [Member] | Loans from banks at floating interest rate [member] | Peso Floating Rates [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value				3.0		15.0		3.0
Foreign exchange forwards related to forecasted transactions [member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount								397.0
Foreign exchange forwards related to forecasted transactions [member] | Financial Income And Other Items [Member] | 2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain (loss)								$ 15.0
DollarEuro Foreign Exchange Forward Contracts [Member] | April 2024 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate								4.625%
British PoundEuro Foreign Exchange Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount								$ 186.0
British PoundEuro Foreign Exchange Forward Contracts [Member] | Financial Income And Other Items [Member]
Disclosure of detailed information about financial instruments [line items]
Gain (loss) due to changes in estimated fair value								9.0
Interest Rate Swaps [member] | Mexican Peso Floating Rates [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount				268.0		255.0
Financial liabilities at estimated fair value				15.0
Financial assets at estimated fair value						12.0
Interest Rate Swaps [member] | Loans from banks at floating interest rate [member] | Finance Expense [Member]
Disclosure of detailed information about financial instruments [line items]
Reclassification adjustments on cash flow hedges, net of tax				$ 2.0		$ 22.0		$ 20.0
InterestRateSwapLockContract [Member] | Loans from banks at floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument, Notional amount		$ 300.0
Gain (loss) due to changes in estimated fair value	$ 33.0	$ 33.0